Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000016894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.02%	7.01%	6.37%
C000016897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.66%	7.41%	6.13%
C000148117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000016899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016894
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%	8.29%	7.00%
Without Sales Load [Member] | C000016897
Average Annual Return [Line Items]
Average Annual Return, Percent	13.64%	7.41%	6.13%
Without Sales Load [Member] | C000148117
Average Annual Return [Line Items]
Average Annual Return, Percent	15.02%	8.66%	7.34%
Without Sales Load [Member] | C000016899
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%	8.52%	7.20%
Without Sales Load [Member] | C000016900
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%	8.55%	7.25%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	8.88%	7.90%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	8.88%	7.90%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	8.88%	7.90%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	8.88%	7.90%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	8.88%	7.90%